Schedule H, Line 4i (Details Textual) - EBP 20-3977125 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Plan Name	b1BANK EMPLOYEE RETIREMENT PLAN AND TRUST
Entity Tax Identification Number	20-3977125
EBP, Plan Number	001